Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Issued capital [member]	Capital reserves [member]	Profit reserves [member]	Treasury shares [member]	Other reserve [member]	Reserve of exchange differences on translation [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2021	$ 61,614	$ 1,139	$ 15,702	$ (5,579)	$ (1,960)	$ (36,444)		$ 34,472	$ 834	$ 35,306
IfrsStatementLineItems [Line Items]
Net income							18,788	18,788	82	18,870
Other comprehensive income			756		269	(4,531)		(3,506)	(2)	(3,508)
Dividends and interest on capital of Vale S.A.'s shareholders			(3,500)				(4,386)	(7,886)		(7,886)
Dividends of noncontrolling interest									(7)	(7)
Transaction with noncontrolling interests (i)									584	584
Appropriation to undistributed retained earnings			14,402				(14,402)
Shares buyback program				(6,036)				(6,036)		(6,036)
Share-based payment programs					16			16		16
Treasury shares used and canceled			(6,616)	6,635				19		19
Ending balance, value at Dec. 31, 2022	61,614	1,139	20,744	(4,980)	(1,675)	(40,975)		35,867	1,491	37,358
IfrsStatementLineItems [Line Items]
Net income							7,983	7,983	122	8,105
Other comprehensive income			1,495		(73)	1,084		2,506	3	2,509
Dividends and interest on capital of Vale S.A.'s shareholders			(437)				(3,744)	(4,181)		(4,181)
Dividends of noncontrolling interest									(37)	(37)
Transaction with noncontrolling interests (i)					3			3	(59)	(56)
Appropriation to undistributed retained earnings			4,239				(4,239)
Shares buyback program				(2,714)				(2,714)		(2,714)
Share-based payment programs				26	(29)			(3)		(3)
Treasury shares used and canceled			(4,164)	4,164
Ending balance, value at Dec. 31, 2023	61,614	1,139	21,877	(3,504)	(1,774)	(39,891)		39,461	1,520	40,981
IfrsStatementLineItems [Line Items]
Net income							6,166	6,166	(191)	5,975
Other comprehensive income			(5,007)		144	(3,492)		(8,355)	(93)	(8,448)
Dividends and interest on capital of Vale S.A.'s shareholders			(2,364)				(1,996)	(4,360)		(4,360)
Transaction with noncontrolling interests (i)					895			895	(114)	781
Appropriation to undistributed retained earnings			4,170				(4,170)
Shares buyback program				(409)				(409)		(409)
Share-based payment programs				2	6			8		8
Ending balance, value at Dec. 31, 2024	$ 61,614	$ 1,139	$ 18,676	$ (3,911)	$ (729)	$ (43,383)		$ 33,406	$ 1,122	$ 34,528